Accounting Changes - Disclosure of comparative information prepared under previous GAAP (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure of comparative information prepared under previous GAAP [line items]
Non-cancellable operating leases	$ 77	$ 80		$ 83
Profit (loss) [abstract]
Revenue from contracts with customers	2,347	2,249	$ 2,307
Fuel and purchased power	(1,086)	(1,100)	(1,016)
Interest expense	(179)	(250)	(247)
Net earnings (loss)	176	(90)	$ (118)
Statement of financial position [abstract]
Deferred income tax liabilities (Note 11)	472	501
Contract liabilities	14	80
Deficit	$ (1,455)	$ (1,496)